PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 475	$ 453
Buildings	2,521	2,429
Machinery and equipment	4,220	3,857
Computer equipment and other assets	1,196	1,063
Payments on account	726	574
Subtotal	9,138	8,376
Less-accumulated depreciation	2,823	2,429
Property, Plant and Equipment, Net, Total	6,315	5,947
Depreciation expense for the year	428	358	448
Impairment charge during the year on property, plant and equipment	$ 190	$ 52
Capitalized Land Lease Estimated Useful Lives Minimum	30
Capitalized Land Lease Estimated Useful Lives Maximum	99
Building [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years
Machinery and Equipment [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years